Operations (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Schedule of Estimated consideration transferred at fair value
	Number of shares issued / to be issued	Brasilagro's share market price as of January 27, 2020	Total consideration transferred
Unrestricted shares	4,044,654	-	115,587
Capital reserve (Note 19.b)	-	-	(33,566)
Unrestricted shares	4,044,654	20.28	82,021

Shares with sale restriction	637,625	20.28	12,930
Agrifirma Warrants (a)	513,317	20.27	10,405
Agrifirma Warrant Dividends (b)	-	-	740
Estimated consideration at fair value	5,195,596		106,096

a)	Unrestricted and restricted shares: to estimate the fair value of the restricted and unrestricted shares, the number of shares based on the Final Exchange Ratio adjusted by Adjustments due to Indemnifications, was calculated considering Brasilagro's quoted market share price on the B3 (Agro3) as of January 27, 2020.

b)	Agrifirma Warrants: are measured based on Brasilagro quoted share market price on the B3 as of January 27, 2020, deducting the exercise price of the warrants of R$0.01.

c)	Agrifirma Warrant Dividends: to estimate the fair value of Agrifirma Bonus Dividends, the average dividend yield of the last four years and Brasilagro's quoted share market price on the B3 as of January 27, 2020 was considered, discounted to present value.

Schedule of consolidated financial statements
7/1/2020 to 6/30/2020
Net income	27,949
Loss for the year	(64,305)

Brasil Agro [member]
Statement Line Items [Line Items]
Schedule of estimated fair value of the assets and liabilities
Assets	January 27, 2020
Cash and cash equivalents	1,071
Trade accounts receivable	3,313
Inventories	1,461
Biological assets	4,883
Recoverable taxes and contributions	3,012
Non-current assets held for sale	23,842
Related parties	36
Other credits	6,025
43,643

Other credits	15,986
Investment properties	197,711
Property, plant and equipment	23,541
237,238
Total assets	280,881

Liabilities
Trade accounts payables	792
Loans and financing	123,862
Payable income tax and social contribution	19
Taxes payable	646
Labor charges	2,894
Other accounts payable	15,590
143,803
Provision for contingencies	60
Other accounts payable	3,206
Deferred tax liabilities	27,763
Total liabilities	31,029

Total net assets at fair value	106,049
Goodwill (a)	47
Total consideration	106,096

a)	Goodwill is attributed to the profitability expected from synergy gains and economies of scale in the agricultural operations and from the creation of real estate value in undeveloped areas. It is not expected that goodwill will be dedcuctible for tax purposes.

Schedule of consolidated financial statements
1/27/2020 to 6/30/2020
Net revenue	19,194
Net income for the period	1

Moroti [Member]
Statement Line Items [Line Items]
Schedule of estimated fair value of the assets and liabilities

	Book value	Effect of fair value measurement	Fair value
Assets
Accounts receivable, inventories and other receivables	4,616	36	4,652
Recoverable taxes	13	(13)	-
Investment properties	129,750	11,202	140,952
Other property and equipment other than land	67	277	344
	134,446	11,502	145,948
Liabilities
Trade payables, taxes and other liabilities	254	6,322	6,576
Loans	18,714	82	18,796
	18,968	6,404	25,372
Total	115,478	5,098	120,576

Initial Exchange Ratio [member]
Statement Line Items [Line Items]
Schedule of exchange ratio

Initial Exchange Ratio
Unrestricted shares	4,402,404
Shares with sale restriction	812,981
Shares issued and delivered (i)	5,215,385
Agrifirma warrants (ii)	654,487
5,869,872

(i)	Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the Company, which were subscribed for and paid up by the shareholders of Agrifirma, and

(ii)	Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling them to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the Company, with exercise price of R$0.01 per share (Note 18.b).

Final Exchange Ratio [member]
Statement Line Items [Line Items]
Schedule of exchange ratio

	Initial Exchange Ratio	Adjustment to exchange ratio	Final Exchange Ratio
Unrestricted shares	4,402,404	(357,750)	4,044,654
Shares with sale restriction	812,981	(66,065)	746,916
Total shares (i)	5,215,385	(423,815)	4,791,570
Warrants	654,487	(53,185)	601,302
	5,869,872	(477,000)	5,392,872

i)	The adjustment in the exchange ratio determines that the selling shareholders, the holders of the 5,215,385 shares previously calculated in the preliminary exchange ratio, must return 423,815 shares, in accordance with the final exchange ratio. The share return process is in progress and should be completed up to October 2020.

Adjustments for indemnifications [member]
Statement Line Items [Line Items]
Schedule of exchange ratio

	Final Exchange Ratio	Adjustments for indemnifications	Final Exchange Ratio adjusted by indemnifications
Unrestricted shares	4,044,654	-	4,044,654
Shares with sale restriction	746,916	(109,291)	637,625
Total shares	4,791,570	(109,291)	4,682,279
Warrants	601,302	(87,985)	513,317
	5,392,872	(197,276)	5,195,596